Trade Payables	12 Months Ended
Dec. 31, 2022
Trade Payables [Abstract]
TRADE PAYABLES
NOTE 12:-	TRADE PAYABLES

	December 31,
	2022	2021
Accrued expenses	$901	$758
Open debts	298	441

	$1,199	$1,199